Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 39.1	$ 22.3	$ 56.5	$ 15.5	$ 8.4
Interest rate swaps:
Change in fair value, net of tax	(2.9)	(3.5)	(3.7)	(6.2)	(1.4)
Reclassification adjustment, net of tax	3.4	3.6	4.9	4.0	6.8
Other comprehensive (loss) income	0.5	0.1	1.2	(2.2)	5.4
Total comprehensive income	$ 39.6	$ 22.4	$ 57.7	$ 13.3	$ 13.8